Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000004047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(9.93%)	(5.42%)	11.29%	6.69%
C000004049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(14.75%)	(10.57%)	9.82%	5.84%
C000004049 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(10.03%)	(5.61%)	11.01%	6.41%
C000198224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(9.88%)	(5.37%)	11.35%	6.72%
C000037627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	(10.19%)	(5.92%)	10.73%	6.15%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	(2.21%)	7.22%	18.18%	11.80%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	(9.60%)	(4.86%)	10.78%	6.14%